Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ (70,550)	$ 1,563,386	$ (189,062)	$ 7,478,024	$ 8,889,961	$ 9,418,027
Denominator:
Basic and Diluted weighted average common shares outstanding	3,362,474	27,600,000	2,256,211	27,600,000
Basic and Diluted net income (loss) per common share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ (99,138)	$ 390,846	$ (516,773)	$ 1,869,506	$ 2,234,296	$ 2,473,196
Denominator:
Basic and Diluted weighted average common shares outstanding	4,725,000	6,900,000	6,167,033	6,900,000
Basic and Diluted net income (loss) per common share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36